Average Annual Total Returns{- Freedom Lifetime Income III Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-10 - Freedom Lifetime Income III Portfolio	VIP Freedom Lifetime Income III Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Freedom Lifetime Income III Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Freedom Lifetime Income III Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0802 Past 1 year	F0802 Past 5 years	F0802 Past 10 years
Total	15.23%	10.13%	8.71%	18.40%	15.22%	13.88%	12.95%	9.63%	8.80%